Significant Accounting Policies (Details) - USD ($) shares in Millions		6 Months Ended
	Oct. 08, 2021	Jun. 30, 2022	Dec. 31, 2021	May 07, 2021
Significant Accounting Policies (Details) [Line Items]
Commissions receivable		$ 20,754	$ 32,463
Spot token price		438,000
Impairment charge		294,000
Impaired and disposed		1,700,000
Fee paid		1,000
Commissions payable		$ 53,342	26,801
Earnings (loss) per share description		the 3,867,481 Class B of Earnout Escrow Shares are considered contingently returnable shares and therefore are excluded from the computation of basic earnings (loss) per share for all periods presented (on a retroactively adjusted basis). Since 2021, 50% of 1,933,740 Class B of Indemnity Escrow Shares was included in the computation of basic earnings (loss) per share and the remaining 50% was included starting from June 16, 2022, the twenty-four month anniversary of the Business Combination.
Conversion sahre issued (in Shares)		5.4
Borrowed			$ 600,000
Equity interest	30.00%
Cash consideration	$ 200,000
Income tax percentage		50.00%
Ownership [Member]
Significant Accounting Policies (Details) [Line Items]
Owns percentage		50.00%		60.00%